Lease	12 Months Ended
Dec. 31, 2024
Presentation of leases for lessee [abstract]
Lease
24.	Leases
Company as a lessee

(1)	Lease contracts
The Company applies the short-term leases recognition exemption to its lease contracts that have a lease term of 12 months or less from the commencement date, and recognized ￦172,711 million and ￦152,644 million respectively, as expense for the years ended December 31, 2023 and 2024. The Company also applies the leases of low-value
assets recognition exemption to leases contracts with underlying assets considered to be low value (i.e., approximately less than ￦5 million), and recognized ￦4,659 million and ￦3,121 million respectively, as expense for the years ended December 31, 2023 and 2024. The Company has lease contracts for various items such as consecutive voyage charter contracts, power purchase agreements (PPA), real estate lease contracts including buildings, switchyard, and land for electric substation, vehicles, and other equipment.

(2)	Right-of-use assets as of December 31, 2023 and 2024 are as follows:

		2023
		Acquisition cost	Accumulated depreciation	Book value

		In millions of won
Land	￦	937,481	(281,621)	655,860
Buildings		188,017	(97,444)	90,573
Structures		46,573	(9,217)	37,356
Machinery		26,453	(20,510)	5,943
Ships		4,137,168	(1,823,863)	2,313,305
Vehicles		59,208	(33,717)	25,491
Others (*)		646,894	(411,679)	235,215

	￦	6,041,794	(2,678,051)	3,363,743

(*)	Including a power purchase agreement (“PPA”) with CGN Yulchon Generation Co., Ltd.

		2024
		Acquisition Cost	Accumulated depreciation	Book value

		In millions of won
Land	￦	1,017,114	(339,512)	677,602
Buildings		214,258	(108,417)	105,841
Structures		52,983	(12,124)	40,859
Machinery		54,654	(27,594)	27,060
Ships		3,946,265	(2,015,172)	1,931,093
Vehicles		59,402	(38,482)	20,920
Others (*)		686,400	(443,379)	243,021

	￦	6,031,076	(2,984,680)	3,046,396

(*)	Including a power purchase agreement (“PPA”) with CGN Yulchon Generation Co., Ltd.

(3)	Changes in right-of-use assets for the years ended December 31, 2023 and 2024 are as follows:

		2023
		Beginning balance	Increase	Depreciation	Decrease	Others	Ending balance

		In millions of won
Land	￦	661,799	2,696	(57,461)	(126)	48,952	655,860
Buildings		74,856	24,622	(32,591)	(904)	24,590	90,573
Structures		23,965	49	(2,471)	(273)	16,086	37,356
Machinery		835	—	(94)	—	5,202	5,943
Ships		2,596,863	199,538	(382,298)	—	(100,798)	2,313,305
Vehicles		14,716	21,097	(10,464)	(1,008)	1,150	25,491
Others		338,091	13,860	(51,138)	(302)	(65,296)	235,215

	￦	3,711,125	261,862	(536,517)	(2,613)	(70,114)	3,363,743

		2024
		Beginning balance	Increase	Depreciation	Decrease	Others	Ending balance

		In millions of won
Land	￦	655,860	12,369	(65,245)	(117)	74,735	677,602
Buildings		90,573	61,397	(48,371)	(399)	2,641	105,841
Structures		37,356	4,115	(4,595)	—	3,983	40,859
Machinery		5,943	26,200	(7,083)	—	2,000	27,060
Ships		2,313,305	—	(363,032)	(1,656)	(17,524)	1,931,093
Vehicles		25,491	11,042	(14,167)	(77)	(1,369)	20,920
Others		235,215	17,372	(36,502)	(3)	26,939	243,021

	￦	3,363,743	132,495	(538,995)	(2,252)	91,405	3,046,396

(4)	Lease liabilities as of December 31, 2023 and 2024 are as follows:

		2023	2024
		In millions of won
Less than 1 year	￦	641,525	632,878
1 ~ 5 years		1,898,845	1,817,340
More than 5 years		1,694,730	1,670,416

		4,235,100	4,120,634
Less: Discount		(427,220)	(421,178)

Present value of lease payment	￦	3,807,880	3,699,456

(5)	The details of the liquidity classification of lease liabilities as of December 31, 2023 and 2024 are as follows:

		2023	2024
		In millions of won
Current lease liabilities	￦	612,765	603,492
Non-current lease liabilities		3,195,115	3,095,964

	￦	3,807,880	3,699,456

(6)	Changes in lease liabilities for the years ended December 31, 2023 and 2024 are as follows:

		2023
		Beginning balance	Increase	Decrease	Interest expenses	Others (*)	Ending balance
		In millions of won
Lease liabilities	￦	4,163,143	253,495	(661,665)	87,426	(34,519)	3,807,880

(*)	Including translation effect of foreign currency lease liabilities and others.

		2024
		Beginning balance	Increase	Decrease	Interest expenses	Others (*)	Ending balance
		In millions of won
Lease liabilities	￦	3,807,880	119,161	(695,466)	82,638	385,243	3,699,456

(*)	Including translation effect of foreign currency lease liabilities and others.

(7)	Details of expense relating to lease contracts as lessee for the years ended December 31, 2023 and 2024 are as follows:

		2023	2024
		In millions of won
Depreciation of right-of-use assets	￦	536,517	538,995
Interest expenses of lease liabilities		87,426	82,638
Leases expenses for short-term leases		172,711	152,644
Leases expenses for leases of low-value assets		4,659	3,121
Variable lease payments		62,006	12,420

	￦	863,319	789,818

(8)
The total cash outflow related to the lease contracts, including cash outflows due to short-term leases and leases of low-value
assets, amounts to
￦
901,041 million and
￦
863,651 million, for the years ended December 31, 2023 and 2024, respectively.

Company as a lessor

(1)	Finance lease contracts
The Company entered into power purchase agreements (“PPA”) with Jordan Electric Power Company to provide a 373MW level Qatrana gas combined power plant over a
25-year
lease term, and an 89.1MW level Fujeij wind power plant over a
20-year
lease term. In addition, the Company provides
1
6
energy storage system installation projects and
238
energy efficiency contracts as finance leases with a lease term of 2 to 11 years. Also, the Company entered into a PPA with the Comission Federal de Electricidad in Mexico to provide for 25 years (from December 2013 to November 2038) all electricity generated from the power plant after completion of its construction and collect rates consisting of fixed costs (to recover the capital) and variable costs during the contracted period.

(2)	Profit and loss related to finance lease for the years ended December 31, 2023 and 2024 are as follows:

		2023	2024
		In millions of won
Finance income on the net investment in the lease	￦	118,695	120,770

(3)	Maturity analysis of the lease payments receivable and reconciliation of the undiscounted lease payments to the net investment in the lease as of December 31, 2023 and 2024 are as follows:

		2023	2024
		In millions of won
Less than 1 year	￦	189,779	213,300
1 ~ 2 years		182,743	217,747
2 ~ 3 years		179,428	204,867
3 ~ 4 years		178,074	193,379
4 ~ 5 years		168,221	184,436
More than 5 years		1,408,350	1,420,807

		2,306,595	2,434,536
Less: Unearned finance income		(1,057,434)	(1,078,138)

Net investment in the lease (*)	￦	1,249,161	1,356,398

(*)	Including the present value of unguaranteed residual value amounting to ￦25,521 million and ￦31,857 million, as of December 31, 2023 and 2024, respectively.
The implicit interest rate for a lease term is determined on the lease contract date. The implicit interest rate of the finance lease contracts is from 0.00% up to 17.15% per year as of December 31, 2024. (prior year : 0.00% ~ 17.03%)

(4)	Changes in the allowance for doubtful accounts of finance lease receivables for the years ended December 31, 2023 and 2024 are as follows:

		2023	2024
		In millions of won
Beginning balance	￦	4,505	5,256
Bad debt expense		751	—
Reversal		—	(1)

Ending balance	￦	5,256	5,255